UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04443

Eaton Vance Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance California Limited Maturity Municipals Fund                                                        as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 3.0%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$265,732
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	555,053
290	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	308,540
		$1,129,325
General Obligations — 4.0%
$400	California, 5.25%, 2/1/14	$422,856
1,000	California, 5.25%, 11/1/16	1,063,570
		$1,486,426
Hospital — 6.1%
$500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	$518,680
700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/16	732,165
75	Eastern Plumas Health Care District, 7.50%, 8/1/07	75,107
200	San Benito Health Care District, 5.375%, 10/1/12	202,840
400	Stockton, Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	409,968
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	313,338
		$2,252,098
Housing — 2.0%
$750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$730,800
		$730,800
Industrial Development Revenue — 0.5%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$202,112
		$202,112
Insured-Education — 4.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$335,754
500	California Educational Facilities Authority, (Santa Clara University), (MBIA), 5.00%, 2/1/19	518,105
1,000	Santa Monica, Community College District, (FGIC), 0.00%, 8/1/12	815,840
		$1,669,699

1

Insured-Electric Utilities — 5.9%
$1,000	California Pollution Control Financing Authority, (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14 (1)	$1,109,270
500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	526,965
500	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	556,580
		$2,192,815
Insured-Escrowed / Prerefunded — 3.5%
$250	Burbank Public Finance Authority, (Golden State Redevelopment), (AMBAC), Prerefunded to 12/1/13, 5.25%, 12/1/22	$268,930
210	California University Foundation Revenue, (Sacramento Auxiliary), (MBIA), Prerefunded to 10/1/12, 5.50%, 10/1/20	226,073
750	Los Angeles Unified School District, (Election of 1997), Prerefunded to 5/1/12, (MBIA), 5.125%, 7/1/21	792,285
		$1,287,288
Insured-General Obligations — 20.3%
$400	Barstow Unified School District, (FGIC), 5.25%, 8/1/18	$421,388
1,000	Burbank Unified School District, (FGIC), 0.00%, 8/1/12	815,840
1,080	Fillmore Unified School District, (FGIC), 0.00%, 7/1/15	771,574
760	Fresno Unified School District, (MBIA), 5.80%, 2/1/16	855,874
1,000	Novato Unified School District, (MBIA), 5.00%, 8/1/23	1,048,710
1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	644,870
1,260	Santa Clarita Community College, (FSA), 5.00%, 8/1/28	1,307,023
705	Ukiah Unified School District, (FGIC), 0.00%, 8/1/10	624,764
1,000	Walnut Valley Unified School District, (FGIC), 5.25%, 8/1/18	1,058,890
		$7,548,933
Insured-Hospital — 1.1%
$400	California Statewide Communities Development Authority, (Sutter Health), (FSA), 6.00%, 8/15/13	$420,236
		$420,236
Insured-Lease Revenue / Certificates of Participation — 6.3%
$1,750	Anaheim, Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$1,009,645
750	California Public Works, (UCLA Replacement Hospital), (FSA), 5.375%, 10/1/16	800,302
505	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	532,639
		$2,342,586
Insured-Other Revenue — 2.8%
$1,000	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/35	$1,029,280
		$1,029,280

2

Insured-Special Tax Revenue — 6.8%
$350	Burbank Public Finance Authority, (Golden State Redevelopment), (AMBAC), 5.25%, 12/1/22	$370,083
1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	1,062,820
1,000	San Mateo County Transportation District, (MBIA), 5.25%, 6/1/17	1,090,470
		$2,523,373
Insured-Transportation — 8.0%
$1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	$1,111,790
1,000	San Joaquin Hills, Transportation Corridor Agency Bridge & Toll Road, (MBIA), 0.00%, 1/15/12	835,210
1,000	San Jose Airport, (FSA), (AMT), 5.00%, 3/1/11	1,031,960
		$2,978,960
Insured-Water and Sewer — 2.1%
$250	Sacramento County Sanitation District Financing Authority, (AMBAC), 5.50%, 12/1/19	$280,040
500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	515,015
		$795,055
Lease Revenue / Certificates of Participation — 2.9%
$1,000	California Public Works, (University of California), 5.25%, 6/1/20	$1,077,430
		$1,077,430
Other Revenue — 0.8%
$285	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	$303,038
		$303,038
Senior Living / Life Care — 2.5%
$250	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$252,100
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	660,647
		$912,747
Solid Waste — 1.0%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$355,404
		$355,404
Special Tax Revenue — 8.5%
$300	Alameda Public Financing Authority, 5.45%, 9/2/14	$306,459
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	201,130
195	Corona Public Financing Authority, 5.70%, 9/1/13	195,185
100	Eastern Municipal Water District, 4.80%, 9/1/20	99,232

3

$75	Eastern Municipal Water District, 4.85%, 9/1/21	$73,990
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	206,394
250	Jurupa Community Services District, 5.00%, 9/1/25	248,947
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,727
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	81,477
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	409,052
295	Rancho Cucamonga Public Finance Authority, 5.75%, 9/2/12	306,428
200	Santa Margarita Water District, 6.10%, 9/1/14	213,330
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,372
100	Temecula Valley, Unified School District Community Facilities District, 4.75%, 9/1/21	98,323
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	204,090
250	Whittier Public Financing Authority, (Greenleaf Ave/Whittier Redevelopment), 5.50%, 11/1/16	260,165
		$3,145,301
Transportation — 0.8%
$290	Port Redwood City, (AMT), 5.40%, 6/1/19	$296,995
		$296,995
Water and Sewer — 4.8%
$500	Metropolitan Water District, (Southern California Waterworks), 4.75%, 7/1/22	$504,245
1,250	Metropolitan Water District, (Southern California Waterworks), 5.00%, 7/1/37	1,299,400
		$1,803,645
Total Tax-Exempt Investments — 98.2% (identified cost $35,647,380)		$36,483,546
Other Assets, Less Liabilities — 1.8%		$677,346
Net Assets — 100.0%		$37,160,892

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 62.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.2% to 20.7% of total investments.

4

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $303,038 or 0.8% of the net assets.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/07	68 U.S. Treasury Bond	Short	$(7,420,262)	$(7,327,000)	$93,262

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$35,618,732
Gross unrealized appreciation	$972,913
Gross unrealized depreciation	(108,099)
Net unrealized appreciation	$864,814

5

Eaton Vance Florida Limited Maturity Municipals Fund                                                              as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal Amount (000’s omitted)	Security	Value
Escrowed / Prerefunded — 4.4%
$250	Lee County Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.50%, 11/15/21	$261,240
250	Lee County, Industrial Development Authority, (Shell Point Village), Prerefunded to 11/15/09, 5.75%, 11/15/14	262,645
555	North Miami Health Care Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	590,109
695	Orlando, Utilities Commission Water and Electric, Prerefunded to 10/1/11, 5.25%, 10/1/20	735,776
		$1,849,770
Hospital — 6.1%
$1,000	Brevard County, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/18	$1,025,590
1,000	Highlands County, Health Facilities Authority, (Adventis Bolingbrook), 5.125%, 11/15/20	1,028,440
500	West Orange Healthcare District, 5.50%, 2/1/10	515,580
		$2,569,610
Housing — 1.6%
$685	Capital Trust Agency, (Atlantic Housing Foundation), 4.50%, 7/1/15	$687,740
		$687,740
Industrial Development Revenue — 1.2%
$500	Polk County, Industrial Development Authority, (Cargill Fertilizer), (AMT), 5.50%, 11/1/09	$512,880
		$512,880
Insured-Electric Utilities — 3.4%
$2,000	Escambia County, Utilities Authority, (FGIC), 0.00%, 1/1/15	$1,458,640
		$1,458,640
Insured-Escrowed/Prerefunded — 7.4%
$750	Florida Board of Education Lottery Revenue, Prerefunded to 7/1/10, (FGIC), 5.25%, 7/1/20	$784,590
750	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), Prerefunded to 8/15/11, (AMBAC), 5.625%, 8/15/16	802,575
1,000	Port Saint Lucie Utility Revenue, (MBIA), Escrowed to Maturity, 0.00%, 9/1/15	708,760
770	Seminole County Sales Tax, (FGIC), Prerefunded to 10/1/11, 5.375%, 10/1/19	818,910
		$3,114,835

1

Insured-General Obligations — 7.9%
$500	Miami, (Homeland Defense), (MBIA), 0.00%, 1/1/12	$416,440
1,000	Miami, (MBIA), 5.375%, 9/1/15	1,061,840
750	Miami-Dade County General Obligation, (Fire and Rescue Service District), (AMBAC), 5.25%, 4/1/17	785,490
1,000	Miami-Dade County School District, (FSA), 5.375%, 8/1/15	1,085,770
		$3,349,540
Insured-Hospital — 3.8%
$1,000	Saint Petersburg, Health Facilities Authority, (All Children’s Hospital), (AMBAC), 5.50%, 11/15/17	$1,053,490
500	Sarasota County, Public Hospital, (MBIA), 5.25%, 7/1/18	537,890
		$1,591,380
Insured-Housing — 2.1%
$450	Florida Housing Finance Authority, (Leigh Meadows Apartments), (AMBAC), (AMT), 5.85%, 9/1/10	$455,719
430	Florida Housing Finance Authority, (Stottert Arms Apartments), (AMBAC), (AMT), 5.90%, 9/1/10	435,689
		$891,408
Insured-Other Revenue — 1.2%
$500	Saint Johns County, Industrial Development Authority, (Professional Golf Hall of Fame), (MBIA), 5.00%, 9/1/20	$518,275
		$518,275
Insured-Solid Waste — 1.7%
$1,100	Palm Beach County, Solid Waste Authority, (AMBAC), 0.00%, 10/1/16	$740,080
		$740,080
Insured-Special Tax Revenue — 11.9%
$1,755	Julington Creek Plantation, Community Development District, (MBIA), 4.75%, 5/1/19	$1,783,694
2,000	Miami-Dade County Professional Sports Franchise Facilities, (MBIA), 0.00%, 10/1/13	1,550,620
330	Miami-Dade County, (MBIA), 0.00%, 10/1/08	314,572
595	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/18	614,843
250	St. Cloud, Sales Tax, (FGIC), 5.00%, 9/1/19	258,337
500	Tamarac, Sales Tax, (FGIC), 5.00%, 4/1/18	516,940
		$5,039,006
Insured-Transportation — 11.6%
$1,000	Broward County, Airport System, (MBIA), (AMT), 5.375%, 10/1/13	$1,024,820
1,750	Dade County Seaport, (MBIA), 5.125%, 10/1/16 (1)	1,777,422
2,000	Hillsborough County, Aviation Authority, (AMBAC), (AMT), 5.25%, 10/1/18	2,107,980
		$4,910,222

2

Insured-Water and Sewer — 14.7%
$2,400	Cocoa, Water & Sewer Revenue, (AMBAC), 5.50%, 10/1/23	$2,703,792
750	Hillsborough County, Capacity Assessment, (FSA), 5.125%, 3/1/20	778,432
1,000	Sunrise Utilities Systems, (AMBAC), 5.20%, 10/1/22	1,076,150
1,000	Sunrise Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,098,710
500	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	557,415
		$6,214,499
Nursing Home — 0.7%
$295	Orange County, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$303,995
		$303,995
Senior Living / Life Care — 1.4%
$600	North Miami Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$593,202
		$593,202
Special Tax Revenue — 9.9%
$475	Arbor Greene, Community Development District, 5.00%, 5/1/19	$489,977
325	Concorde Estates Community Development District, (Capital Improvements), 5.00%, 5/1/11	324,743
90	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	90,110
215	Dupree Lakes, Community Development District, 5.00%, 11/1/10	214,815
145	Dupree Lakes, Community Development District, 5.00%, 5/1/12	143,794
140	Fishhawk, Community Development District II, 5.125%, 11/1/09	140,027
20	Gateway Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	20,037
120	Heritage Harbor South, Community Development District, (Capital Improvements), 5.25%, 11/1/08	120,061
60	Longleaf Community Development District, 6.20%, 5/1/09	60,226
170	New River, Community Development District, (Capital Improvements), 5.00%, 5/1/13	167,833
165	North Springs, Improvement District, (Heron Bay), 5.00%, 5/1/14	162,132
315	North Springs, Improvement District, (Heron Bay), 7.00%, 5/1/19	318,648
1,000	Orlando, Capital Improvements, 5.00%, 10/1/18	1,020,330
100	Sterling Hill, Community Development District, (Capital Improvements), 5.10%, 5/1/11	99,632
200	Sterling Hill, Community Development District, (Capital Improvements), 5.50%, 11/1/10	200,200
600	Tisons Landing, Community Development District, (Capital Improvements), 5.00%, 11/1/11	596,544
35	Waterlefe Community Development District, (Capital Improvements), 6.25%, 5/1/10	35,075
		$4,204,184

3

Transportation — 3.3%
$1,340	Florida Turnpike Authority, 5.25%, 7/1/21	$1,394,136
		$1,394,136
Utilities — 3.4%
$240	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/18	$247,726
750	Orlando, Utilities Commission Water and Electric, 5.00%, 10/1/22	775,125
405	Orlando, Utilities Commission Water and Electric, 5.25%, 10/1/20	425,639
		$1,448,490
Total Tax-Exempt Investments — 97.7% (identified cost $40,296,601)		$41,391,892
Other Assets, Less Liabilities — 2.3%		$979,760
Net Assets — 100.0%		$42,371,652

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 67.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.5% to 27.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	54 U.S. Treasury Note	Short	$(5,786,672)	$(5,707,969)	$78,703
09/07	16 U.S. Treasury Bond	Short	$(1,745,604)	$(1,724,000)	$21,604
					$100,307

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$40,239,614
Gross unrealized appreciation	$1,211,802
Gross unrealized depreciation	(59,524)
Net unrealized appreciation	$1,152,278

5

Eaton Vance Massachusetts Limited Maturity Municipals Fund                                                as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 18.3%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.00%, 7/1/11	$596,298
1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	1,047,920
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	410,032
1,305	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.25%, 6/1/20	1,376,488
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,075,320
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 7/15/22	1,034,170
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,105,510
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,868,457
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	823,710
1,125	Massachusetts Industrial Finance Agency, (Babson College), 5.375%, 10/1/17	1,149,682
750	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	766,612
		$11,254,199
Electric Utilities — 0.9%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$529,050
		$529,050
Escrowed / Prerefunded — 13.0%
$1,000	Boston, Prerefunded to 2/1/11, 5.00%, 2/1/18	$1,035,630
350	Massachusetts Development Finance Agency, (YMCA of Greater Boston), Prerefunded to 11/1/08, 5.25%, 11/1/13	362,631
500	Massachusetts Industrial Finance Agency, (Belmont Hill School), Prerefunded to 9/1/08, 5.15%, 9/1/13	510,945
485	Massachusetts Industrial Finance Agency, (Dana Hall School), Prerefunded to 7/1/07, 5.90%, 7/1/27	494,748
465	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	482,861
500	Massachusetts Industrial Finance Agency, (Wentworth Institute of Technology), Prerefunded to 10/1/08, 5.55%, 10/1/13	519,415

1

$1,200	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	$1,236,876
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20 (1)	2,217,285
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	722,418
400	Rail Connections, Inc., (Route 128 Parking Garage), Escrowed to Maturity, 5.30%, 7/1/09	411,364
		$7,994,173
General Obligations — 7.0%
$500	Burlington, 5.00%, 2/1/15	$531,860
500	Burlington, 5.00%, 2/1/16	533,890
750	Falmouth, 5.25%, 2/1/16	794,850
1,100	Wellesley, 5.00%, 6/1/16	1,182,423
1,150	Wellesley, 5.00%, 6/1/17	1,240,160
		$4,283,183
Health Care - Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$166,033
125	Massachusetts Development Finance Agency, (New England Center for Children), 5.30%, 11/1/08	126,035
		$292,068
Hospital — 6.6%
$600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	$637,416
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	916,156
390	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	391,182
250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/09	255,230
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	789,833
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.50%, 7/1/10	1,042,510
		$4,032,327
Industrial Development Revenue — 1.2%
$745	Virgin Islands Public Finance Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	$733,885
		$733,885

2

Insured-Education — 6.5%
$1,000	Massachusetts Development Finance Agency, (Holy Cross), (AMBAC), 5.00%, 9/1/18	$1,064,590
1,690	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/20	1,837,436
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,069,210
		$3,971,236
Insured-Electric Utilities — 7.1%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/12	$1,054,110
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (MBIA), 5.25%, 7/1/13	1,058,160
2,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/18	2,226,320
		$4,338,590
Insured-Escrowed/Prerefunded — 4.3%
$1,000	Boston, (MBIA), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,043,000
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	690,905
850	Route 3 North Transportation Improvements Association, (MBIA), Prerefunded to 6/15/10, 5.625%, 6/15/21	890,979
		$2,624,884
Insured-General Obligations — 7.5%
$3,105	Boston, (MBIA), 0.125%, 3/1/22	$1,622,052
780	Groton-Dunstable Regional School District, (FSA), 5.00%, 10/15/17	817,658
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,046,110
1,000	Massachusetts, (MBIA), 5.25%, 8/1/22	1,094,700
		$4,580,520
Insured-Hospital — 1.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.375%, 5/15/15	$1,050,210
		$1,050,210
Insured-Pooled Loans — 1.7%
$1,100	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	$1,066,131
		$1,066,131
Insured-Solid Waste — 3.5%
$1,000	Massachusetts Development Finance Agency, (SEMass System), (MBIA), 5.625%, 1/1/13	$1,067,080
1,000	Massachusetts Development Finance Agency, (SEMass System), (MBIA), 5.625%, 1/1/16	1,067,510
		$2,134,590

3

Insured-Special Tax Revenue — 2.9%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,793,248
		$1,793,248
Insured-Transportation — 5.5%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$523,390
1,225	Massachusetts Port Authority, (FSA), 5.125%, 7/1/17	1,266,577
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,058,230
500	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	555,895
		$3,404,092
Miscellaneous — 1.7%
$1,000	Massachusetts Development Finance Agency, (Jewish Philanthropies), 5.25%, 2/1/22	$1,051,210
		$1,051,210
Senior Living / Life Care — 1.5%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$615,654
300	Massachusetts Development Finance Agency, (Volunteers of America Concord), 5.00%, 11/1/17	297,591
		$913,245
Solid Waste — 1.7%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,031,670
		$1,031,670
Special Tax Revenue — 2.6%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,083,910
500	Massachusetts Special Obligations, 5.00%, 6/1/14	526,465
		$1,610,375
Transportation — 4.0%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,053,500
2,000	Massachusetts, State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,425,940
		$2,479,440

4

Water and Sewer — 0.8%
$500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	$524,400
		$524,400
Total Tax-Exempt Investments — 100.5% (identified cost $60,473,266)		$61,692,726
Other Assets, Less Liabilities — (0.5)%		$(283,576)
Net Assets — 100.0%		$61,409,150

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 40.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 18.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/07	41 U.S. Treasury Note	Short	$(4,393,584)	$(4,333,828)	$59,756
09/07	57 U.S. Treasury Bond	Short	$(6,188,386)	$(6,141,750)	$46,636
					$106,392

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

5

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,437,912
Gross unrealized appreciation	$1,522,558
Gross unrealized depreciation	(267,744)
Net unrealized appreciation	$1,254,814

6

Eaton Vance National Limited Maturity Municipals Fund                                                           as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$2,260	Carbon County, PA, Industrial Development Authority/Agency, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$2,350,377
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,020,874
675	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	680,717
2,500	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	2,517,525
		$6,569,493
Education — 3.6%
$4,000	Connecticut State Health & Educational Facilities Authority, (Yale University), 3.69%, 7/1/29	$4,000,000
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45%, 3/1/34	1,993,840
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	439,967
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	251,207
2,815	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,093,066
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), 5.00%, 7/1/12	1,277,496
6,000	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 11/15/23	6,306,000
1,700	University of Illinois, 0.00%, 4/1/15	1,217,404
1,000	University of Illinois, 0.00%, 4/1/16	681,850
		$19,260,830
Electric Utilities — 4.3%
$1,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	$1,042,880
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,591,650
3,050	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	3,050,549
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,056,560
10,000	Salt River, AZ, Agriculture Improvements and Power District, 5.00%, 1/1/37	10,353,700
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,311,450

$1,000	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	$991,440
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,616,300
		$23,014,529
Escrowed / Prerefunded — 5.7%
$1,500	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$1,594,395
1,650	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	1,988,035
245	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.00%, 10/1/08	248,361
500	Kershaw County, SC, School District, Prerefunded to 2/1/10, 5.00%, 2/1/18	513,255
3,500	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 6.45%, 1/1/17 (2)	3,574,725
410	Maricopa County, AZ, Industrial Development Authority, Multifamily, Escrowed to Maturity, 7.875%, 1/1/11	433,190
235	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), Prerefunded to 4/1/08, 6.75%, 4/1/30	244,026
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,167,550
180	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	187,830
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,143,960
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,176,155
460	North Miami, FL, Health Facilities Authority, (Imperial Club), Prerefunded to 1/1/09, 6.75%, 1/1/33	489,100
1,000	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	1,041,010
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/10, 6.375%, 11/15/20	2,165,080
10,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	10,897,300
480	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	511,867
		$30,375,839
General Obligations — 11.3%
$15,000	California State, 5.00%, 8/1/19	$15,744,000
9,575	Klein, TX, Independent School District, 3.75%, 8/1/21	8,695,823
10,000	Maryland State, 5.00%, 3/15/21	10,619,700
1,650	McAllen, TX, Independent School District, (PSF), 4.50%, 2/15/18	1,651,584

$16,080	Minnesota State, 5.00%, 11/1/22	$16,969,063
5,000	New York City, NY, 5.00%, 8/1/19	5,235,900
1,500	New York City, NY, 5.625%, 12/1/13	1,591,485
		$60,507,555
Health Care - Miscellaneous — 0.1%
$398	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36	$409,095
		$409,095
Hospital — 6.0%
$550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	$567,776
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,731,125
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,587,075
1,250	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,292,975
1,950	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	2,005,458
7,470	Michigan Hospital Finance Authority, 5.00%, 11/1/12 (3)	7,760,707
225	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.20%, 10/1/07	225,855
190	Michigan Hospital Finance Authority, (Gratiot Community Hospital), 6.10%, 10/1/07	190,756
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,033,440
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,061,020
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,804,232
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/18	2,128,460
500	Quincy, IL, Hospital Revenue, 5.00%, 11/15/08	505,980
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,770,189
575	Salina, KS, Hospital Revenue, Salina Regional Health, 5.00%, 10/1/18	590,134
2,000	South Carolina Jobs-Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,153,840
1,000	Sullivan County, TN, Health Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	1,014,260
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,030,730
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/17	1,026,960
		$32,480,972

Housing — 1.2%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,436,000
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	632,400
655	Sandoval County, NM, Multifamily, 6.00%, 5/1/32	656,343
95	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/08 (4)	92,720
2,400	Vancouver, WA, Housing Authority, 4.20%, 3/1/08	2,397,312
		$6,214,775
Industrial Development Revenue — 9.9%
$115	Austin, TX, (Cargoport Development LLC), (AMT), 7.50%, 10/1/07	$115,436
420	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	463,201
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00%, 5/1/29	1,816,635
1,625	Denver, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	1,597,180
1,195	Denver, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,243,636
3,105	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	3,109,347
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,731,582
10,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	10,862,800
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	981,660
1,435	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,561,366
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,485,432
3,000	New York, NY, Industrial Development Agency, (American Airlines), (AMT), 7.50%, 8/1/16	3,446,700
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,938,760
1,500	Nez Perce County, ID, PCR, (Potlatch Corp.), 6.125%, 12/1/07	1,507,890
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	10,268,406
2,825	Toledo Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,856,922
7,605	Virgin Islands Public Finance Authority, (Hovensa Refinery), 4.70%, 7/1/22	7,491,533
		$53,478,486

Insured-Education — 1.5%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$2,202,430
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,653,876
500	Southern Illinois University, Housing and Auxiliary Facilities, (MBIA), 0.00%, 4/1/17	326,335
		$8,182,641
Insured-Electric Utilities — 1.7%
$750	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	$790,447
2,000	Forsyth, MT, PCR, (Avista Corp.), (AMBAC), 5.00%, 10/1/32 (5)	2,032,840
4,800	Long Island Power Authority, (FGIC), 5.00%, 12/1/19 (3)	5,059,728
400	Piedmont, SC, Municipal Power Agency, (MBIA), 5.00%, 1/1/15	405,572
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,102,230
		$9,390,817
Insured-Escrowed / Prerefunded — 3.0%
$1,000	Laredo, TX, Certificates of Obligation, (MBIA), Prerefunded to 2/15/08, 4.50%, 2/15/17	$1,004,730
1,000	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	1,020,950
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,031,960
500	Metropolitan Transportation Authority, NY, Transit Facilities, (MBIA), Escrowed to Maturity, 5.00%, 7/1/17	510,425
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/24	5,153,950
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, 0.00%, 11/15/17	3,092,370
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 11/15/07), 0.00%, 11/15/22	1,030,790
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (MBIA), Prerefunded to 11/15/14, (0.00% until 2007), 0.00%, 11/15/18	2,061,580
1,400	Springfield, OH, City School District, Clark County, (FGIC), Prerefunded to 12/1/17, 5.00%, 12/1/17	1,482,908
		$16,389,663
Insured-General Obligations — 8.5%
$2,640	Boise City, ID, Independent School District, (MBIA), 5.00%, 8/1/17	$2,817,223
8,000	Boston, MA, (MBIA), 0.125%, 3/1/22	4,179,200

$1,000	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/16 (6)	$1,070,070
1,225	Canyon County, ID, School District No. 131 Nampa, (FSA), 5.00%, 9/15/21 (6)	1,297,790
1,000	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	1,106,830
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	5,486,600
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/21	1,155,299
1,175	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), 5.25%, 6/15/22	1,288,341
650	Los Angeles, CA, Unified School District, (AMBAC), 5.00%, 7/1/17	697,340
5,000	Massachusetts, (MBIA), 5.50%, 10/1/20	5,582,300
10,000	Miami, FL, (MBIA), (Homeland Defense), 5.00%, 1/1/19 (6)	10,553,400
5,580	New Orleans, LA, (MBIA), 5.25%, 12/1/15	5,990,576
875	Pennsbury, PA, School District, (FSA), 4.50%, 1/15/22	871,745
2,850	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,858,892
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	687,710
		$45,643,316
Insured-Hospital — 1.4%
$3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/19	$3,707,545
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (MBIA), 5.00%, 8/1/20	3,893,190
		$7,600,735
Insured-Lease Revenue / Certificates of Participation — 0.7%
$2,000	New York Dormitory Authority, (SUNY, NY), (XLCA), 5.25%, 7/1/32	$2,122,980
2,100	Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12	1,740,564
		$3,863,544
Insured-Other Revenue — 0.4%
$1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	$1,045,670
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14	1,051,000
		$2,096,670
Insured-Pooled Loans — 1.7%
$9,650	Massachusetts Educational Financing Authority, (AMBAC), 4.60%, 1/1/22	$9,352,877
		$9,352,877

Insured-Special Tax Revenue — 4.1%
$3,000	Arlington, TX, (Dallas Cowboys), (MBIA), 5.00%, 8/15/34	$3,107,610
2,770	Julington Creek Plantation, FL, Community Development District, (MBIA), 4.75%, 5/1/19	2,815,290
10,000	Massachuesetts Special Obligation, (FGIC), 5.00%, 1/1/20	10,636,800
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,603,900
		$22,163,600
Insured-Transportation — 7.0%
$2,295	Chicago, IL, O'Hare International Airport, (MBIA), (AMT), 5.75%, 1/1/17	$2,421,822
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,036,500
1,000	Houston, TX, Airport System, (FGIC), (AMT), 5.50%, 7/1/12	1,051,600
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (MBIA), (AMT), 5.625%, 3/1/13	2,115,040
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,616,950
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (AMT), 5.50%, 10/1/13	1,060,670
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 5.25%, 1/1/11	2,079,020
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (AMT), 6.00%, 1/1/11	1,502,444
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), 5.50%, 12/15/20	5,594,650
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	1,110,020
3,515	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	3,463,048
1,000	Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11	1,064,070
10,000	St. Louis, MO, Airport, (Lambert-St. Louis International Airport), (FSA), 5.00%, 7/1/20	10,485,500
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (AMT), 5.50%, 12/1/15	2,120,360
		$37,721,694
Insured-Utility — 0.5%
$2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	$2,664,372
		$2,664,372
Lease Revenue/Certificates of Participation — 3.8%
$7,870	California Public Works Board, (Department Health Services), 5.00%, 11/1/19	$8,205,656
5,565	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,778,752

$2,500	Hudson Yards, NY, Infrastructure Corp., Revenue, 5.00%, 2/15/47	$2,556,050
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,721,063
		$20,261,521
Nursing Home — 0.1%
$675	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$697,842
		$697,842
Other Revenue — 5.5%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,010,490
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20 (1)	918,551
1,900	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	2,020,251
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,356,762
10,000	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47 (2)	10,457,200
800	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11 (1)	813,776
4,500	Non-Profit Preferred Funding Trust, Series B, 4.47%, 9/15/37	4,397,580
240	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	238,810
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	696,605
4,500	Tennessee Energy Acquisition Corp., 5.00%, 9/1/16	4,719,735
2,500	White Earth Band of Chippewa Indians, MN, Revenue, 6.375%, 12/1/11	2,475,350
225	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	226,501
		$29,331,611
Pooled Loans — 0.4%
$1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,312,766
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	808,083
		$2,120,849
Senior Living / Life Care — 1.4%
$755	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$783,365
1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/08 (7)	1,082,900
1,000	California Statewide Communities Development Authority, (Presbyterian Homes), 4.50%, 11/15/16	986,040
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	502,240
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	200,814

$1,350	Maryland State Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	$1,351,931
700	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	694,379
750	New Jersey Economic Development Authority, (Seabrook Village), 5.00%, 11/15/12	760,298
500	North Miami, FL, Health Care Facilties Revenue, (Imperial Club), 6.125%, 1/1/42	494,335
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	464,802
		$7,321,104
Solid Waste — 2.6%
$3,400	Gilliam County, OR, Solid Waste Revenue, 4.15%, 8/1/25	$3,371,066
5,650	Mission, TX, Economic Development Corp., (Allied Waste North America, Inc.), 5.20%, 4/1/18	5,617,343
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55%, 11/15/24	3,122,370
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,849,945
		$13,960,724
Special Tax Revenue — 5.1%
$1,035	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$1,067,634
250	Black Hawk, CO, Device Tax Revenue, 5.00%, 12/1/18	250,415
1,417	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	1,422,540
275	Concorde Estates, FL, Community Development District, Capital Improvements, 5.00%, 5/1/11	274,783
280	Covington Park, FL, Community Development District, Capital Improvements, 5.00%, 5/1/21	280,342
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	985,460
770	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	769,338
855	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	847,886
740	Fishhawk, FL, Community Development District II, 5.125%, 11/1/09	740,141
3,795	Florida State Department Transportation, 5.00%, 7/1/12	3,942,056
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	255,370
20	Gateway, FL, Services Community Development District, (Stoneybrook), 5.50%, 7/1/08	20,037
600	Heritage Harbor, FL, South Community Development District, Capital Improvements, 5.25%, 11/1/08	600,306

$2,500	Highlands County, FL, Health Facility, 5.125%, 11/15/22	$2,559,700
1,105	Jurupa, CA, Community Services District, 5.00%, 9/1/21	1,101,033
785	Jurupa, CA, Community Services District, 5.00%, 9/1/25	781,695
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09	45,169
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	3,202,080
1,130	New River Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,115,593
1,000	North Springs, FL, Improvements District, (Heron Bay North Assesment Area), 5.00%, 5/1/14	982,620
375	Park Meadows Business Improvement District, 5.00%, 12/1/17 (6)	376,346
1,700	Silicon Valley, CA, Tobacco Securitization Authority, 0.00%, 6/1/36	342,363
1,400	Sterling Hill, FL, Community Development District, Capital Improvements, 5.10%, 5/1/11	1,394,848
620	Sterling Hill, FL, Community Development District, Capital Improvements, 5.50%, 11/1/10	620,620
3,400	Tisons Landing, FL, Community Development District, 5.00%, 11/1/11	3,380,416
245	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.00%, 5/1/09	247,136
		$27,605,927
Transportation — 4.1%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$1,131,575
1,000	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	992,980
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,616,625
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	10,616,100
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,420,350
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,110,710
		$21,888,340
Water and Sewer — 5.2%
$9,085	Fairfax County, VA, Water Authority, 5.00%, 4/1/18	$9,708,504
11,980	Virginia State Resources Authority, Clean Water Revenue, 5.00%, 10/1/19	12,738,334
5,000	Virginia State Resources Authority, Clean Water, (Revolving Fund), 5.50%, 10/1/19	5,635,300
		$28,082,138
Total Tax-Exempt Investments (identified cost $544,908,853)		$548,651,559

Short-Term Investments — 2.1%

Principal
Amount
(000’s omitted)	Description	Value
$7,000	District Columbia University, (Georgetown University), (AMBAC), 3.70%, 4/1/41	$7,000,000
4,000	Sublette County, WY, Pollution Control Revenue, 3.75%, 7/1/17	4,000,000
Total Short-Term Investments
(at amortized cost, $11,000,000)		$11,000,000
Total Investments — 104.1%
(identified cost $555,908,853)		$559,651,559
Other Assets, Less Liabilities — (4.1)%		$(21,920,858)
Net Assets — 100.0%		$537,730,701

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At June 30, 2007, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.4%
Others, representing less than 10% individually	90.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 30.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 12.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $5,740,613 or 1.1% of the Fund’s net assets.

(2)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Defaulted bond.

(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	When-issued security.
(7)	Security is in default and making only partial interest payments.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	500 U.S. Treasury Bond	Short	$(54,264,750)	$(53,875,000)	$389,750
09/07	239 U.S. Treasury Note	Short	$(25,611,380)	$(25,263,048)	$348,332
					$738,082

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$547,468,772
Gross unrealized appreciation	$8,425,011
Gross unrealized depreciation	(4,422,224)
Net unrealized appreciation	$4,002,787

Eaton Vance New Jersey Limited Maturity Municipals Fund                                                       as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.0%
$750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/11	$773,580
		$773,580
Electric Utilities — 1.1%
$420	New Jersey Economic Development Authority, PCR, (PSEG Power), 5.00%, 3/1/12	$427,581
		$427,581
Escrowed / Prerefunded — 10.4%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$397,841
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,633,419
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	320,712
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	619,392
1,000	Puerto Rico Commonwealth Highway and Transportation Authority, Prerefunded to 7/1/13, 5.00%, 7/1/42	1,057,020
		$4,028,384
General Obligations — 4.0%
$500	Jersey City School District, 6.25%, 10/1/10	$533,750
1,050	Puerto Rico, 0.00%, 7/1/08	1,010,100
		$1,543,850
Hospital — 10.3%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$1,031,300
500	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	532,565
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	447,091
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	471,658
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	519,070
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	521,075
425	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	455,485
		$3,978,244

1

Industrial Development Revenue — 2.1%
$350	New Jersey Economic Development Authority, (American Airlines), (AMT), 7.10%, 11/1/31	$350,385
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	464,198
		$814,583
Insured-Education — 5.0%
$1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,002,000
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	918,630
		$1,920,630
Insured-Electric Utilities — 1.8%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (MBIA), 6.80%, 3/1/21	$699,110
		$699,110
Insured-General Obligations — 20.5%
$330	Clearview Regional High School District, (FGIC), 5.375%, 8/1/15	$353,031
750	Freehold Regional High School District, (FGIC), 5.00%, 3/1/18	808,838
720	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	796,918
1,000	Jackson Township School District, (Baptist Healthcare Systems), (MBIA), 5.25%, 6/15/23	1,097,320
1,320	Manalapan-Englishtown Regional Board of Education, (FGIC), 5.50%, 12/1/18	1,473,740
725	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/11	762,098
825	Monroe Township Board of Education, (FGIC), 5.20%, 8/1/14	883,715
1,620	New Jersey, (AMBAC), 5.25%, 7/15/19	1,769,056
		$7,944,716
Insured-Hospital — 3.7%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), 6.00%, 7/1/12 (1)	$1,415,960
		$1,415,960
Insured-Lease Revenue / Certificates of Participation — 4.4%
$1,000	Hudson County, (MBIA), 6.25%, 6/1/15	$1,138,130
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	550,540
		$1,688,670
Insured-Transportation — 6.8%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$519,585
1,000	New Jersey Transportation Trust Fund Authority, (MBIA), 5.50%, 12/15/17	1,109,660
770	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 10/1/20	758,619
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	257,938
		$2,645,802

2

Insured-Water and Sewer — 8.7%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,192,510
1,000	North Hudson Sewer Authority, (MBIA), 5.125%, 8/1/22	1,091,430
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/16	380,341
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/17	363,453
565	Pennsville Sewer Authority, (MBIA), 0.00%, 11/1/18	347,419
		$3,375,153
Lease Revenue / Certificates of Participation — 2.8%
$1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	$1,099,280
		$1,099,280
Nursing Home — 1.3%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$508,865
		$508,865
Pooled Loans — 2.8%
$1,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$1,076,570
		$1,076,570
Senior Living / Life Care — 2.6%
$300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$303,033
300	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	301,983
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	405,492
		$1,010,508
Solid Waste — 0.2%
$60	Atlantic County Utilities Authority, Solid Waste System, 7.00%, 3/1/08	$60,796
		$60,796
Special Tax Revenue — 3.7%
$1,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$1,067,360
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	179,761
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	189,605
		$1,436,726

3

Transportation — 4.7%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,084,070
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	717,339
		$1,801,409
Total Tax-Exempt Investments — 98.9% (identified cost $37,162,841)		$38,250,417
Other Assets, Less Liabilities — 1.1%		$421,256
Net Assets — 100.0%		$38,671,673

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 51.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 16.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	45 U.S. Treasury Note	Short	$(4,822,227)	$(4,756,641)	$65,586
09/07	42 U.S. Treasury Bond	Short	$(4,582,210)	$(4,525,500)	$56,710
					$122,296

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$37,125,763
Gross unrealized appreciation	$1,205,633
Gross unrealized depreciation	(80,979)
Net unrealized appreciation	$1,124,654

4

Eaton Vance New York Limited Maturity Municipals Fund                                                          as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Principal
Amount
(000's omitted)	Security	Value
Cogeneration — 0.6%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$586,362
		$586,362
Education — 1.5%
$600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	$634,188
105	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19	112,229
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	665,462
		$1,411,879
Electric Utilities — 2.6%
$2,500	New York Energy Research and Development Authority Facility, (AMT), Variable Rate, 4.70%, 6/1/36	$2,500,450
		$2,500,450
Escrowed / Prerefunded — 4.6%
$350	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/08, 5.00%, 5/1/16	$357,290
85	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/15/08, 4.75%, 11/15/23	86,632
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	73,718
500	Suffolk County Industrial Development Agency, (Jefferson's Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	542,130
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,245,664
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,091,150
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 7/1/09, 5.25%, 1/1/17	1,033,260
		$4,429,844
General Obligations — 4.4%
$1,000	New York City, 0.00%, 8/1/08	$959,810
1,000	New York City, 0.00%, 8/1/08	959,810
1,200	New York City, 5.00%, 3/1/19	1,249,152
1,000	New York City, 5.00%, 6/1/22	1,036,010
		$4,204,782

1

Health Care - Miscellaneous — 0.6%
$175	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$186,671
400	Westchester County Industrial Development Agency, (Children's Village), 5.375%, 3/15/19	405,140
		$591,811
Hospital — 6.3%
$415	Chautauqua County Industrial Development Agency, (Women's Christian Association), 6.35%, 11/15/17	$433,052
370	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	370,847
170	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	177,259
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,095,740
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,051,280
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	209,432
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	521,930
345	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	349,344
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	792,067
		$6,000,951
Housing — 2.6%
$2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	$2,000,520
500	New York State Mortgage Agency, (AMT), 5.20%, 10/1/08	505,865
		$2,506,385
Industrial Development Revenue — 7.3%
$1,000	Dutchess County Industrial Development Agency, (IBM), (AMT), Variable Rate, 5.45%, 12/1/29	$1,031,380
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,629,420
1,250	New York City Industrial Development Agency, (AMT), 5.50%, 1/1/14	1,335,800
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	262,860
1,500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,504,230
1,250	Virgin Islands Public Financing Authority, (Hovensa LLC), (AMT), 4.70%, 7/1/22	1,231,350
		$6,995,040

2

Insured-Education — 9.7%
$1,000	New York Dormitory Authority, (Canisius College), (MBIA), 5.00%, 7/1/16	$1,054,260
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,083,240
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,542,234
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,116,090
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,189,605
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,128,610
1,000	New York Dormitory Authority, (Student Housing), (FGIC), 5.25%, 7/1/15	1,072,240
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), 5.25%, 5/15/13	1,050,950
		$9,237,229
Insured-Electric Utilities — 4.4%
$1,000	Long Island Power Authority, Electric Systems Revenue, (FGIC), 5.00%, 12/1/22	$1,048,590
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	360,445
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,372,725
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,377,787
		$4,159,547
Insured-Escrowed / Prerefunded — 6.1%
$500	Long Island Power Authority, Electric Systems Revenue, (FSA), Prerefunded to 6/1/08, 5.00%, 12/1/18	$510,955
2,240	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/08, 5.70%, 7/1/10	2,285,270
1,000	Metropolitan Transportation Authority, (FGIC), Prerefunded to 7/1/09, 5.25%, 7/1/17	1,028,620
1,225	New York Dormitory Authority, (Mental Health Services), (MBIA), Prerefunded to 8/15/11, 5.50%, 8/15/13	1,300,448
450	New York Thruway Authority Service Contract, (Local Highway and Bridge), (MBIA), Prerefunded to 4/1/09, 5.40%, 4/1/15	466,650
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	273,687
		$5,865,630
Insured-General Obligations — 7.0%
$1,085	Amityville Union Free School District, (FSA), 5.00%, 12/15/19	$1,142,310
500	Clarence Central School District, (FSA), 5.00%, 5/15/17	519,825
1,000	Monroe County, (Public Improvements), (MBIA), 6.00%, 3/1/19	1,161,160
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,129,078
1,645	Red Hook Central School District, (FSA), 5.125%, 6/15/16	1,730,902
		$6,683,275

3

Insured-Hospital — 2.4%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/17	$1,762,992
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	527,145
		$2,290,137
Insured-Lease Revenue / Certificates of Participation — 1.1%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	$1,053,190
		$1,053,190
Insured-Other Revenue — 1.1%
$1,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/18	1,064,180
		$1,064,180
Insured-Special Tax Revenue — 8.3%
$2,250	New York Local Government Assistance Corp., (MBIA), 0.00%, 4/1/13	$1,788,345
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19 (2)	2,223,740
3,540	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	3,950,959
		$7,963,044
Insured-Transportation — 6.9%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,117,060
1,000	Metropolitan Transportation Authority, (MBIA), 5.50%, 11/15/13	1,082,370
1,000	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17 (3)	1,106,615
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/17	1,111,790
1,920	Triborough Bridge and Tunnel Authority, (MBIA), 5.50%, 11/15/18	2,148,461
		$6,566,296
Lease Revenue / Certificates of Participation — 4.4%
$1,000	Hudson Yards Infrastructure Corp., 5.00%, 2/15/47	$1,022,420
1,000	New York Dormitory Authority, (Child Care Facility), 5.375%, 4/1/14	1,049,230
1,000	New York Urban Development Corp., (Correctional and Youth Facilities), 5.25%, 1/1/21	1,019,190
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50%, 1/1/17	1,073,626
		$4,164,466
Other Revenue — 0.8%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$798,120
		$798,120

4

Senior Living / Life Care — 0.7%
$330	Glen Cove Industrial Development Agency, (The Regency at Glen Cove), 9.50%, 7/1/12 (4)	$301,528
400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	412,736
		$714,264
Solid Waste — 3.0%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00%, 12/1/10	$763,508
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), Variable Rate, 5.55%, 11/15/24	2,081,580
		$2,845,088
Special Tax Revenue — 7.8%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,184,984
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	528,735
915	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	930,775
480	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/16	489,178
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,054,350
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,234,510
		$7,422,532
Transportation — 1.1%
$1,000	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,049,960
		$1,049,960
Water and Sewer — 3.8%
$2,000	New York City Municipal Water Finance Authority, 5.125%, 6/15/21	$2,020,720
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,051,200
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14	528,900
		$3,600,820
Total Tax-Exempt Investments — 99.1% (identified cost $92,797,358)		$94,705,282
Other Assets, Less Liabilities — 0.9%		$860,024
Net Assets — 100.0%		$95,565,306

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.

5

MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 47.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 13.3% of total investments.

(1)	Security is in bankruptcy but continues to make full interest payments.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security is in default but continues to make full interest payments.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
9/07	94 U.S. Treasury Note	Short	$(10,073,095)	$(9,936,094)	$137,001
9/07	73 U.S. Treasury Bond	Short	$(7,903,663)	$(7,865,750)	$37,913
					$174,914

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$92,236,368
Gross unrealized appreciation	$2,285,049
Gross unrealized depreciation	(316,135)
Net unrealized appreciation	$1,968,914

6

Eaton Vance Ohio Limited Maturity Municipals Fund                                                                   as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$98,460
		$98,460
Education — 5.3%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$525,005
500	Ohio State University General Receipts, 5.25%, 12/1/17	526,715
		$1,051,720
Escrowed / Prerefunded — 8.8%
$250	Cuyahoga County, (Rock and Roll Hall of Fame), Escrowed to Maturity, 5.85%, 12/1/08	$256,992
750	Ohio Parks and Recreational Capital Facilities, Prerefunded to 6/1/12, 5.50%, 6/1/14	800,302
250	Parma, Hospital Improvement, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.25%, 11/1/13	256,947
250	Puerto Rico Commonwealth Highway and Transportation Authority, Prerefunded to 7/1/13, 5.00%, 7/1/42	264,255
165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	178,837
		$1,757,333
General Obligations — 4.6%
$100	Cuyahoga County, Sewer Improvement District, 5.45%, 12/1/15	$104,725
500	Hamilton School District, 6.15%, 12/1/15	569,495
250	Ohio, 0.00%, 8/1/08	239,900
		$914,120
Hospital — 5.8%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$546,225
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	526,615
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	90,627
		$1,163,467
Housing — 1.2%
$240	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$242,969
		$242,969

1

Industrial Development Revenue — 6.6%
$500	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$513,705
500	Toledo Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	505,650
310	Virgin Islands Public Finance Authority, (Hovensa Refinery), 4.70%, 7/1/22	305,375
		$1,324,730
Insured-Education — 3.9%
$750	Cleveland-Cuyahoga County, Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$776,962
		$776,962
Insured-Escrowed/Prerefunded — 4.7%
$300	Cleveland Airport System, Prerefunded to 1/1/10, (FSA), 5.25%, 1/1/14	$312,411
600	Springfield City School District, Clark County, Prerefunded to 12/1/11, (FGIC), 5.00%, 12/1/17	635,532
		$947,943
Insured-General Obligations — 22.4%
$200	Amherst School District, (FGIC), 5.00%, 12/1/11	$208,644
250	Athens City School District, (FSA), 5.45%, 12/1/10	262,498
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	240,806
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	221,317
225	Finneytown Local School District, (FGIC), 6.15%, 12/1/11	245,421
1,000	Hilliard School District, (FGIC), 0.00%, 12/1/14	734,540
175	Sciota Valley and Ross County School District, (FGIC), 0.00%, 12/1/11	146,153
650	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	652,028
500	Strongsville City School District, (MBIA), 5.375%, 12/1/12 (1)	533,875
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	700,726
460	Wyoming School District, (FGIC), 5.75%, 12/1/17	521,162
		$4,467,170
Insured-Hospital — 2.6%
$500	Cuyahoga County, (Metrohealth System), (MBIA), 5.50%, 2/15/12	$529,535
		$529,535
Insured-Industrial Development Revenue — 2.7%
$500	Akron Economic Development, (MBIA), 6.00%, 12/1/12	$539,825
		$539,825

2

Insured-Lease Revenue / Certificates of Participation — 5.3%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$529,950
500	Ohio Higher Educational Facilities Commission, (Xavier University), (CIFG), 5.00%, 5/1/22	520,070
		$1,050,020
Insured-Other Revenue — 2.7%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$547,200
		$547,200
Insured-Special Tax Revenue — 1.4%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$279,023
		$279,023
Insured-Transportation — 4.2%
$750	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18	$832,515
		$832,515
Insured-Water and Sewer — 2.5%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$501,282
		$501,282
Lease Revenue/Certificates of Participation — 1.0%
$200	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$208,096
		$208,096
Pooled Loans — 7.0%
$250	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$253,795
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	297,897
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	255,723
330	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	332,663
145	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), 5.10%, 5/15/12	147,881
100	Toledo Lucas County Port Authority, (Northwest Ohio Bond Fund), (AMT), 6.125%, 11/15/09	102,520
		$1,390,479

3

Solid Waste — 0.5%
$100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	$99,997
		$99,997
Water and Sewer — 5.2%
$500	Cincinnati, Water System, 4.50%, 12/1/21	$500,555
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	536,245
		$1,036,800
Total Tax-Exempt Investments — 98.9% (identified cost $19,167,406)		$19,759,646
Other Assets, Less Liabilities — 1.1%		$225,566
Net Assets — 100.0%		$19,985,212

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 53.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 18.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized Appreciation/
Date	Contracts	Position	Cost	Value	Depreciation
9/07	25 U.S. Treasury Note	Short	$(2,679,014)	$(2,642,578)	$36,436
9/07	7 U.S. Treasury Bond	Short	$(753,662)	$(754,250)	$(588)
					$35,848

4

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$19,167,179
Gross unrealized appreciation	$625,465
Gross unrealized depreciation	(32,998)
Net unrealized appreciation	$592,467

5

Eaton Vance Pennsylvania Limited Maturity Municipals Fund                                                   as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.6%
$435	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$452,396
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	352,964
		$805,360
Education — 4.8%
$2,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$2,387,714
		$2,387,714
Electric Utilities — 0.8%
$400	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$420,048
		$420,048
Escrowed / Prerefunded — 3.2%
$250	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$273,357
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	534,625
760	Lehigh County, General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	776,066
		$1,584,048
General Obligations — 2.1%
$1,000	Delaware County, 5.00%, 10/1/21	$1,047,440
		$1,047,440
Hospital — 3.3%
$80	Hazleton, Health Services Authority, (Hazleton General Hospital), 5.50%, 7/1/07	$79,998
200	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	208,550
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	539,875
800	Washington County, Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	820,120
		$1,648,543
Housing — 2.6%
$1,335	Allegheny County, Residential Finance Authority, Single Family Mortgages, (AMT), 4.80%, 11/1/22	$1,308,647
		$1,308,647

1

Industrial Development Revenue — 4.4%
$700	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$716,954
750	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	752,115
750	Schuylkill County Industrial Development Authority, (Pine Grove Landfill, Inc.), (AMT), 5.10%, 10/1/19	756,015
		$2,225,084
Insured-Cogeneration — 2.6%
$1,300	Pennsylvania Economic Development Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,302,028
		$1,302,028
Insured-Education — 6.5%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,106,640
1,100	Lycoming County, College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,142,119
		$3,248,759
Insured-Electric Utilities — 5.8%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (MBIA), 5.35%, 11/1/10	$1,565,715
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,372,725
		$2,938,440
Insured-Escrowed/Prerefunded — 23.6%
$1,000	Council Rock, School District, (MBIA), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,041,590
2,000	Ephrata, Area School District, (FGIC), Prerefunded to 10/15/11, 5.25%, 4/15/19	2,101,260
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	525,765
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,052,160
1,000	Philadelphia, Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,051,090
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/17	1,063,010
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,053,520
1,000	Spring-Ford, Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,039,890
5,000	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,931,950
		$11,860,235
Insured-General Obligations — 19.5%
$1,020	Cornwall Lebanon, School District, (FSA), 0.00%, 3/15/16 (1)	$701,005
1,250	Cranberry Township, (FGIC), 5.00%, 12/1/20	1,292,738

2

$1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	$1,321,979
1,355	McKeesport, (FGIC), 0.00%, 10/1/11	1,139,352
1,000	Palmyra, Area School District, (FGIC), 5.00%, 5/1/17	1,037,170
2,000	Pennsylvania, (MBIA), 5.375%, 7/1/19	2,206,900
1,000	Reading, School District, (FGIC), 0.00%, 1/15/12	831,500
1,250	Sto-Rox, School District, (FGIC), 5.125%, 12/15/22	1,295,538
		$9,826,182
Insured-Hospital — 1.1%
$500	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	$536,435
		$536,435
Insured-Special Tax Revenue — 1.8%
$350	Pittsburgh and Allegheny County, Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$358,019
500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	558,045
		$916,064
Insured-Transportation — 10.7%
$1,000	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/10	$1,040,600
590	Allegheny County, Airport, (MBIA), (AMT), 5.75%, 1/1/12	627,182
2,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	2,189,040
1,000	Philadelphia, Airport, (FGIC), (AMT), 5.375%, 7/1/14	1,021,340
500	Southeastern Pennsylvania Transportation Authority, (FGIC), 5.25%, 3/1/16	515,565
		$5,393,727
Insured-Water and Sewer — 0.5%
$250	Allegheny County, Sanitation Authority, (MBIA), 5.00%, 12/1/19	$260,408
		$260,408
Senior Living / Life Care — 1.6%
$390	Cliff House Trust (AMT), 6.625%, 6/1/27 (2)	$276,580
335	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	345,834
185	Lancaster County, Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	192,291
		$814,705
Transportation — 0.4%
$205	Erie, Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$204,557
		$204,557
Total Tax-Exempt Investments — 96.9% (identified cost $47,296,665)		$48,728,424
Other Assets, Less Liabilities — 3.1%		$1,545,278
Net Assets — 100.0%		$50,273,702

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 74.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 26.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security in default with respect to principal payments.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
09/07	49 U.S. Treasury Bond	Short	$(5,345,912)	$(5,279,750)	$66,162
09/07	40 U.S. Treasury Note	Short	$(4,286,423)	$(4,228,125)	$58,298
					$124,460

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$47,263,645
Gross unrealized appreciation	$1,741,340
Gross unrealized depreciation	(276,561)
Net unrealized appreciation	$1,464,779

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	August 27, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	August 27, 2007